RELATED PARTIES - Other Transactions With Related Parties (Details) t in Millions, $ in Millions	Dec. 31, 2019 USD ($) t	Dec. 03, 2014	Dec. 31, 2021 USD ($)	Dec. 07, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 08, 2019 USD ($) t
Global Chartering Limited | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable	$ 127
Global Chartering Limited | Joint Venture | Freight contract
Disclosure of transactions between related parties [line items]
Agreement term (in years)	10 years
Annual cargo quantity (in tonnes) | t	16.8
Percentage of shipping capacity (in percent)	80.00%
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable	$ 109				$ 109
Calvert | Joint Venture | ArcelorMittal Calvert LLC
Disclosure of transactions between related parties [line items]
Loan receivable			$ 195
Calvert | Joint Venture | ArcelorMittal Calvert LLC | Bottom of range
Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)		2.28%
Loan maturity term		1 year
Calvert | Joint Venture | ArcelorMittal Calvert LLC | Top of range
Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)		4.77%
Loan maturity term		25 years
Baffinland | Joint Venture | Marketing Agreement
Disclosure of transactions between related parties [line items]
Purchase agreement, annual quantity (in tonnes) | t						6.0
Percentage of the value of iron ore produced and hauled (in percent)				82.00%		78.00%
Value of iron ore produced and hauled, maximum				$ 600		$ 450
KSS Petron | AMNS India
Disclosure of transactions between related parties [line items]
Financial assets at fair value through profit or loss			$ 136
Global Chartering Limited | Disposal group, disposed of by sale, not discontinued operations
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold (in percent)	50.00%